CALVERT INCOME FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT LONG-TERM INCOME FUND

CALVERT ULTRA-SHORT DURATION INCOME FUND

CALVERT HIGH YIELD BOND FUND

CALVERT BOND FUND

CALVERT GREEN BOND FUND

Supplement to Prospectus dated February 1, 2019 as revised March 8, 2019 and Statement of Additional Information dated February 1, 2019

Calvert Ultra-Short Duration Income Fund is now offered through a separate stand-alone Prospectus and Statement of Additional Information. It is no longer included herein.

August 19, 2019	32993 8.19.19